Related-Party Transactions (Details) € in Millions								3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Oct. 04, 2023 USD ($) shares	Oct. 04, 2023 EUR (€) shares	Jun. 23, 2023 USD ($)	Jan. 31, 2023 USD ($)	Oct. 06, 2022 USD ($) shares	Oct. 04, 2022 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	May 10, 2023 USD ($)	Jan. 31, 2022 USD ($)	Mar. 31, 2019 EUR (€)
Related Party Transactions [Line Items]
Company loaned								$ 7,250,000	$ 7,250,000						€ 7.0
Interest income										18.68%	18.68%	21.00%
Interest income					$ 100,000			0	100,000
Accounts receivable								200,000	200,000
Accounts payable								4,710,000	4,710,000	$ 3,852,000		$ 4,626,000
Revolving credit arrangement			€ 2.5						100,000	$ 100,000	€ 2.5	10,000,000
Conversion agreement						$ 20,000,000	$ 12,800,000
Term loan percentage	10.00%
Loan								6,300,000	6,300,000
Promissory note bore interest percentage										4.00%	4.00%
Professional fees										$ 900,000		700,000
Accrued interest								900,000	900,000
Credit facility amount						$ 10,000,000
Predecessor financing units (in Shares) | shares						2,000,000
Outstanding balance conversion of debt		$ 2,100,000				$ 8,500,000
Term loan		1,975,000				8,700,000		2,287,000	2,287,000
Issued (in Shares) | shares										12,000,000
Interest income										$ 95,000
Credit loss reserve										6,000,000
Debt conversion		7,300,000				20,000,000
Anticipated funding										20,000,000
Accounts Payable [Member]
Related Party Transactions [Line Items]
Professional fees										1,200,000		700,000
Long-Term Debt [Member]
Related Party Transactions [Line Items]
Accrued interest										0		$ 400,000
Sole discretion				$ 4,800,000
Credit facility amount				$ 10,000,000
$7.221 million Term Loan [Member]
Related Party Transactions [Line Items]
Loan bears interest	8.875%
Other Current Liabilities [Member]
Related Party Transactions [Line Items]
Short-term advance										$ 400,000
Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Issued (in Shares) | shares										400,000
PDP [Member]
Related Party Transactions [Line Items]
Accounts payable								1,400,000	1,400,000
Falcon’s Opco (“Fun Stuff”) [Member]
Related Party Transactions [Line Items]
Short-term advance								2,300,000	2,300,000
Katmandu Ventures LLC [Member]
Related Party Transactions [Line Items]
Company loaned								900,000	900,000
Katmandu Ventures LLC [Member] | Long-term Debt Instruments [Member]
Related Party Transactions [Line Items]
Accrued interest									100,000
Infinite Acquisitions [Member] | Long-term Debt Instruments [Member]
Related Party Transactions [Line Items]
Accrued interest										$ 0
Intercompany Services Agreement Between FCG and the Company [Member]
Related Party Transactions [Line Items]
Accounts receivable										600,000
Revenue								1,700,000	4,900,000	2,100,000
Related to these services										100,000
FCG [Member]
Related Party Transactions [Line Items]
Accounts receivable								0	0	600,000
Digital Media License Revenue and Related Receivable with Equity Method Investment [Member]
Related Party Transactions [Line Items]
Revenue								0	1,500,000	1,300,000
Interest income										100,000
Subscription Agreement with Infinite Acquisitions [Member]
Related Party Transactions [Line Items]
Revolving credit arrangement		10,000,000
Conversion agreement		$ 7,300,000
Loaned an additional	$ 7,221,000									6,800,000
Predecessor financing units (in Shares) | shares		727,500	727,500
Outstanding balance conversion of debt		$ 3,400,000
Term loan		1,975,000
Subscription agreement													$ 20,000,000
Debt conversion										7,300,000
fund		12,800,000
Issued loan										6.8
Advance to Meliá Group [Member]
Related Party Transactions [Line Items]
Advanced pay														$ 500,000
Related Party Notes [Member]
Related Party Transactions [Line Items]
Company loaned					$ 2,500,000
Interest income					2.75%
Related Party [Member]
Related Party Transactions [Line Items]
Accounts receivable								$ 219,000	$ 219,000
Related Party [Member] | Subscription Agreement with Infinite Acquisitions [Member]
Related Party Transactions [Line Items]
Outstanding balance conversion of debt		$ 1,800,000
Conversion of Debt to Equity with Infinite Acquisition [Member]
Related Party Transactions [Line Items]
Credit facility amount						5,000,000
Outstanding balance conversion of debt						3,900,000
Issued loan										6,800,000
Conversion of Debt to Equity with Infinite Acquisition [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Outstanding balance conversion of debt						$ 7,600,000
Irrevocable Funding Agreement [Member]
Related Party Transactions [Line Items]
Issued loan										$ 12.8